Schedule of investments
Delaware VIP® Trust  —  Delaware VIP International Series
March 31, 2021 (Unaudited)
	Number of shares	Value (US $)
Common Stock – 98.51%Δ
Denmark − 5.37%
Novo Nordisk Class B	171,010	$11,585,788
		11,585,788
France − 21.50%
Air Liquide	66,690	10,894,286
Danone	181,320	12,439,087
Orange	527,760	6,501,588
Publicis Groupe	144,580	8,823,328
Sodexo †	80,830	7,751,872
		46,410,161
Germany − 11.99%
adidas AG †	22,390	6,989,547
Fresenius Medical Care AG & Co.	156,730	11,527,765
SAP	60,130	7,363,119
		25,880,431
Japan − 18.99%
Asahi Group Holdings	138,900	5,852,052
Kao	107,600	7,106,605
KDDI	276,300	8,471,786
Kirin Holdings	115,900	2,219,607
Lawson	79,400	3,893,809
Secom	58,500	4,920,393
Seven & i Holdings	211,600	8,528,975
		40,993,227
Netherlands − 4.04%
Koninklijke Ahold Delhaize	313,000	8,717,559
		8,717,559
Spain − 2.36%
Amadeus IT Group †	71,840	5,086,820
		5,086,820
Sweden − 9.67%
Essity Class B	168,440	5,321,219
H & M Hennes & Mauritz Class B †	235,040	5,295,057
Securitas Class B	603,430	10,260,476
		20,876,752
Switzerland − 14.74%
Nestle	105,830	11,795,093
Roche Holding	31,980	10,335,175
Swatch Group	33,700	9,694,789
		31,825,057
United Kingdom − 9.85%
Diageo	347,090	14,304,706
Next †	23,240	2,520,161
	Number of shares	Value (US $)
Common StockΔ (continued)
United Kingdom (continued)
Smith & Nephew	233,180	$4,429,746
		21,254,613
Total Common Stock (cost $198,095,957)		212,630,408

Exchange-Traded Funds – 0.81%
iShares MSCI EAFE ETF	290	22,002
iShares Trust iShares ESG Aware MSCI EAFE ETF	22,080	1,675,872
Vanguard FTSE Developed Markets ETF	900	44,199
Total Exchange-Traded Funds (cost $1,718,049)		1,742,073

Short-Term Investments – 1.28%
Money Market Mutual Funds – 1.28%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.01%)	688,492	688,492
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	688,492	688,492
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.03%)	688,492	688,492

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Schedule of investments
Delaware VIP® Trust  —  Delaware VIP International Series
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	688,492	$688,492
Total Short-Term Investments (cost $2,753,968)		2,753,968

Total Value of Securities−100.60% (cost $202,567,974)		217,126,449
Liabilities Net of Receivables and Other Assets — (0.60%)		(1,294,403)
Net Assets Applicable to 11,183,606 Shares Outstanding — 100.00%	$215,832,046
Δ	Securities have been classified by country of origin.
†	Non-income producing security.

The following foreign currency exchange contracts were outstanding at March 31, 2021:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNYM	CHF	106,375	USD	(113,050)	4/1/21	$—	$(498)
BNYM	DKK	(730,298)	USD	114,899	4/6/21	—	(240)
BNYM	GBP	614,469	USD	(844,172)	4/1/21	2,938	—
BNYM	GBP	1,023,330	USD	(1,413,608)	4/6/21	—	(2,819)
BNYM	JPY	(3,436,875)	USD	31,153	4/1/21	114	—
BNYM	SEK	(795,879)	USD	91,153	4/6/21	18	—
Total Foreign Currency Exchange Contracts						$3,070	$(3,557)
The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Series’ total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.
Summary of abbreviations:
AG – Aktiengesellschaft
BNYM – Bank of New York Mellon
EAFE – Europe, Australasia, and Far East
ESG – Environmental, Social, and Governance
ETF – Exchange-Traded Fund
FTSE – Financial Times Stock Exchange
GS – Goldman Sachs
MSCI – Morgan Stanley Capital International
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Summary of currencies:
CHF – Swiss Franc
DKK – Danish Krone
GBP – British Pound Sterling
JPY – Japanese Yen
SEK – Swedish Krona
USD – US Dollar
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